LONGTERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Long-term Investments
	Fair Value December 31,		Movements in foreign	Fair value adjustments	Fair Value June 30,
	2023	Net Additions	exchange	for the period	2024
Talisker Resources Common Shares	$782	$-	$(25)	$390	$1,147
Silver Wolf Exploration Ltd. (“Silver Wolf”) Common Shares	71	426	(8)	(17)	472
Silver Wolf Exploration Ltd. Warrants	-	30	-	-	30
Endurance Gold Corp. Common Shares	81	-	(1)	(18)	62
Other	-	1	-	-	1
	$934	$457	$(34)	$355	$1,712